Segmented information - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020 business_unit segment country
Segment Reporting [Abstract]
Number of business units | business_unit	2
Number of reportable segments | segment	2
Number of countries in which entity operates | country	2